Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
7	Property, plant and equipment

	Dam	Port facilities	Buildings	Electic utility plant in service	Transportation facilities	Others	CIP	Total
Year ended 31 December 2017
Beginning of the year	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809
Reclassification	49,386	(404)	52,047	(157,759)	(4,357)	61,087	-	-
Business combination (Note 41)	279,169	-	1,944,531	58,379,270	17,243	443,052	2,717,544	63,780,809
Additions	-	-	184	840,991	-	88,160	21,225,980	22,155,315
Transfer from CIP	15,355	114,688	342,285	20,283,508	288,554	145,705	(21,190,095)	-
Disposals/write-off	-	(14,731)	(30,837)	(1,252,829)	(3,907)	(28,562)	-	(1,330,866)
Disposal of subsidiaries	-	(632,709)	(101,169)	(114,542)	-	(153,096)	(1,242,210)	(2,243,726)
Depreciation charge	(40,200)	(111,529)	(339,630)	(19,155,852)	(59,022)	(494,932)	-	(20,201,165)
Impairment charge	(45,619)	-	(1,651)	(754,753)	-	(2,503)	(241,669)	(1,046,195)
Currency translation differences	-	-	-	151,249	-	263	600	152,112

End of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093

As at 31 December 2017
Cost	2,220,224	3,358,811	11,173,669	418,360,698	1,155,392	5,972,688	29,534,677	471,776,159
Accumulated depreciation	(226,512)	(443,259)	(3,019,198)	(170,525,898)	(362,222)	(3,523,292)	-	(178,100,381)
Accumulated impairment loss	(356,023)	-	(52,387)	(7,914,640)	-	(33,213)	(991,422)	(9,347,685)

Net book value	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093

Year ended 31 December 2018
Beginning of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093
Reclassification	-	-	90,791	(108,874)	-	18,083	-	-
Business combination (Note 41)	-	-	38,845	3,128,388	1,683	294,628	5,120	3,468,664
Additions	-	195	18,996	543,660	-	71,414	15,981,274	16,615,539
Transfer from CIP	5,867	50,824	514,167	17,726,156	460	108,477	(18,405,951)	-

Reclassification to assets held for sale (Note 20)	-	-	-	(547,720)	-	(3,668)	(2,645)	(554,033)
Disposals/write-off	-	-	(41,618)	(449,894)	-	(16,568)	-	(508,080)
Depreciation charge	(38,832)	(117,025)	(405,045)	(19,446,539)	(62,771)	(423,050)	-	(20,493,262)
Impairment charge	-	-	(20,002)	(947,520)	-	(112)	(22,144)	(989,778)
Currency translation differences	-	-	-	193,872	-	191	66	194,129

End of the year	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272

As at 31 December 2018
Cost	2,308,072	3,409,830	12,566,461	472,814,967	1,219,218	7,226,391	27,112,542	526,657,481
Accumulated depreciation	(301,125)	(560,284)	(4,147,947)	(221,703,642)	(486,676)	(4,722,608)	-	(231,922,282)
Accumulated impairment loss	(402,223)	-	(120,296)	(11,099,636)	-	(38,205)	(1,013,567)	(12,673,927)

Net book value	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272

Interest capitalization

Interest expense of approximately RMB496 million (2017: RMB476 million) arising on borrowings for the construction of property, plant and equipment was capitalized during the year and was included in ‘Additions’ in property, plant and equipment. The weighted average capitalization rate was approximately 4.57% (2017: 4.54%) per annum.

Impairment

In 2018, impairment losses for property, plant and equipment of certain power projects amounting to approximately RMB990 million have been recognised. Factors leading to the impairment include lower than expected operating results of subsidiaries in 2018 due to oversupply and fierce competition within the electricity market. Discount rates of 7.74%, 7.80%, 8.26%, 8.63%, 9.25%, 9.79%, and 12.84% were adopted in the value in use model in the determination of the recoverable amounts for the power plants respectively. In addition, as a result of the low demand of coal-fired power in local market and site selection issues, management estimated the possibility of further development of a coal-fired power project and a wind power project was remote; Therefore the projects under construction with a carrying value of RMB 14 million and 8 million were fully impaired in 2018.

In 2017, impairment losses for certain property, plant and equipment and land use rights of approximately RMB1,046 million and RMB109 million have been recognised, respectively. Factors leading to the impairment include lower than expected utilization hours of a subsidiary due to long idle hours of its power generating units and the coal-fire projects in progress was aborted; lower than expected operating results of three subsidiaries in 2017 due to oversupply and fierce competition within the electricity market in the provinces, as well as low profitability of a hydropower plant, a coal-fire project in progress of a subsidiary was aborted as a result of relevant regulation. Discount rates of 9.50%, 9.98%, 9.89%, 14.74% and 9.14% were adopted in the value in use model in the determination of the recoverable amounts for the four coal-fired power plants and the hydropower plant respectively. In addition, as a result of the low demand of coal-fired power in local market, management estimated the possibility of further development of a coal-fired power project was remote, therefore the project under construction with a carrying value of RMB242 million was fully impaired in 2017.

Property, plant and equipment held under finance leases

As at 31 December 2018, certain property, plant and equipment with original cost of RMB2,376 million (2017: RMB3,312 million) were held under finance leases, which mainly included power generation assets, ships and pipeline assets.

Security

As at 31 December 2018, certain property, plant and equipment were secured to a bank as collateral against a long-term loan (Note 25).

Buildings without ownership certificate

At 31 December 2018, the Company and its subsidiaries were in the process of applying for the ownership certificate for certain buildings (buildings for power generation process were included in electric utility plant in service) with an aggregate net book value of RMB8,386 million (2017: RMB10,800 million). The management are of the opinion that the Company and its subsidiaries are entitled to lawfully and validly occupy and use of the above mentioned buildings.